Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

February 19, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               Turner Funds

(1933 Act Registration No. 333-00641)

(1940 Act Registration No. 811-07527)

Ladies and Gentlemen:

On behalf of Turner Funds (the “Trust”), I have transmitted herewith for filing Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 67 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the “Amendment”).  The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to register a new fund with the Trust, the Turner Global Opportunities Fund.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2883.

Very truly yours,

/s/ Lisa K. Whittaker
Lisa K. Whittaker

cc:  Michael P. Malloy